                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1997

If amended report check here:

NewSouth Capital Management, Inc.
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis,  TN     38120-4023
---------------------------------------------------------------
Business Address       (Street)      (City) (State)     (Zip)

D. Stephen Morrow         (901) 761-5561          Executive Vice President
--------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 9th day of February, 1998.

NewSouth Capital Management, Inc.
---------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
-----------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                             13F File No.:
---------------------------------------------------------------
1. NewSouth Capital Management, Inc.                28-1652

ITEM 1                                    ITEM 2        ITEM 3          ITEM 4           ITEM 5                ITEM 8
                                                        CUSIP        Fair Market        Shares of       Voting Authority
Name of Issuer                      Title of Class      Number          Value       Principal Amount           Sole          None
--------------                      --------------     ---------     -----------    ----------------    ----------------    -------
360 Communications Co.                   Common        885571109      36,095,472         1,788,011          1,655,511       132,500
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                Common        001765106       3,916,680            30,480
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                               Common        001084102      35,595,202         1,216,930          1,123,930        93,000
-----------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Cl A                      Common        013068200      30,815,235         1,141,305          1,059,305        82,000
-----------------------------------------------------------------------------------------------------------------------------------
American Stores                          Common        030096101       1,223,880            59,520
-----------------------------------------------------------------------------------------------------------------------------------
AmSouth Bancorp.                         Common        32165102        1,038,401            19,119
-----------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc.                    Common        46224101          167,500            10,000
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                           Common        53332102        1,371,700            47,300
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                              Common        053807103      37,979,568           575,448            523,948        51,500
-----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                Common        05548J106       3,587,731           114,350
-----------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr Pfd B 10.25            Pfd           66514401          401,200               400
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Instruments                      Common        075816108         738,000            18,450
-----------------------------------------------------------------------------------------------------------------------------------
Bell Industries                          Common        078107109       7,545,240           548,745            536,745        12,000
-----------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                     Common        084423102      30,670,599           699,045            636,045        63,000
-----------------------------------------------------------------------------------------------------------------------------------
Black & Decker                           Common        091797100         703,125            18,000
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                        Common        103304101         231,875            35,000
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.               Common        11815H104      59,267,525         1,281,460          1,206,460        75,000
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P.                    Prtnrshp      118230101         405,562             7,000
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern                      Common        121897102       3,774,471            40,613
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                     Common        122014101         324,891             7,250
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp                                 Common        125902106      27,078,301         1,196,831          1,127,842        68,989
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                Common        126408103       3,168,720            58,680
-----------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%              Pfd           12641H201         550,000            20,000
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp                                 Common        126650100       2,559,297            39,950
-----------------------------------------------------------------------------------------------------------------------------------
Cable Michigan Inc.                      Common        12685T103       9,945,181           434,762
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Class A                  Common        127097103      34,646,372         1,782,450          1,664,950       117,500
-----------------------------------------------------------------------------------------------------------------------------------
Caliber Systems, Inc.                    Common        129894101         559,906            11,500
-----------------------------------------------------------------------------------------------------------------------------------
Carson Pirie Scott                       Common        145903100      76,260,476         1,521,406          1,431,406        90,000
-----------------------------------------------------------------------------------------------------------------------------------
Cash America Int'l Inc.                  Common        14754D100       1,282,106            99,100
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P.                         Prtnrshp      150185106      15,902,775           614,600
-----------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                           Common        171196108       3,899,479           110,820
-----------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores                      Common        172737108         796,956            22,410
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                        Common        191216100         876,274            13,140
-----------------------------------------------------------------------------------------------------------------------------------
Community Bank 13% Sr B                  Pfd           203507207         280,000            10,000
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                        Common        194162103       1,029,000            14,000
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc.                Common        197648108         235,687             3,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services              Common        210502100      14,271,950         1,482,800
-----------------------------------------------------------------------------------------------------------------------------------
Costco Company                           Common        22160Q102       1,524,970            34,173
-----------------------------------------------------------------------------------------------------------------------------------
Criimi Mae Conv. Pfd Ser B 10.875%       CnvtPfd       226603207         581,187            17,000 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Criimi Mae Inc.                          Common        226603108         202,500            13,500
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                            Common        239753106       3,250,462            48,155
-----------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty 7.000%             CnvtBl        251591AA1         521,400               474 (2)
-----------------------------------------------------------------------------------------------------------------------------------
Duke Power Pfd. 6.10%                    Pfd           264399726         507,500            20,000
-----------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden                  Common        26959B101       1,937,500           100,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                        Common        294703103         179,950            12,200
-----------------------------------------------------------------------------------------------------------------------------------
Excel Realty Trust                       Common        30067R107      17,374,077           551,558
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                              Common        302290101         330,657             5,404
-----------------------------------------------------------------------------------------------------------------------------------
Federal Express                          Common        313309106       1,785,162            29,235
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortage Assoc.          Common        313586109         478,184             8,380
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.        Common        31410H101       1,797,945            41,752
-----------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners L.P.                 Prtnrshp      315293100       2,602,212           116,300
-----------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                      Common        316828508      19,195,181         1,462,490          1,344,990       117,500
-----------------------------------------------------------------------------------------------------------------------------------
Figgie International Class B             Common        316828607       1,469,550           121,200
-----------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                      Common        317867109      87,023,289         4,071,265          3,846,265       225,000
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                  Common        318900107         945,250            19,000
-----------------------------------------------------------------------------------------------------------------------------------
First Tennessee Nat'l Corp               Common        337162101       2,097,151            31,418
-----------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                       Common        344775200       2,219,906           263,100
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor                               Common        345370100      14,471,625           298,000
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.                         Common        346091606         514,635            31,190
-----------------------------------------------------------------------------------------------------------------------------------
Fort Bend Conv. Sub Deb                  Cnvtbl        346824AA3         490,625               250 (4)
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                              Common        313400301      43,813,784         1,044,740            946,240        98,500
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                Common        364760108       3,652,720           103,075
-----------------------------------------------------------------------------------------------------------------------------------
General Electric                         Common        369604103         226,582             3,088
-----------------------------------------------------------------------------------------------------------------------------------
General Motors                           Common        370442105      13,311,540           219,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     671,701,881

ITEM 1                                    ITEM 2        ITEM 3          ITEM 4           ITEM 5                ITEM 8
                                                        CUSIP        Fair Market        Shares of       Voting Authority
Name of Issuer                      Title of Class      Number          Value       Principal Amount           Sole          None
--------------                      --------------     ---------     -----------    ----------------    ----------------    -------
Grand Casinos, Inc.                      Common        385269105         272,500            20,000
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                     Common        393505102      87,942,443         3,358,184          3,195,684       162,500
-----------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust                     Common        399613108       3,730,125           343,000
-----------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners L.P.            Prtnrshp      40636M109       2,214,769           264,450
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                         Common        437076102      10,181,666           172,937
-----------------------------------------------------------------------------------------------------------------------------------
Homebase, Inc.                           Common        197648108         681,581            86,550
-----------------------------------------------------------------------------------------------------------------------------------
J. Ray McDermott S A                     Common        P64658100       5,056,800           117,600             97,600        20,000
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney                              Common        708160106       3,244,812            53,800
-----------------------------------------------------------------------------------------------------------------------------------
JB Hunt Transport Services Inc.          Common        445658107         281,250            15,000
-----------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                     Common        481138105       6,711,600           319,600
-----------------------------------------------------------------------------------------------------------------------------------
Jumbosports Inc. Conv                    Cnvtbl        481386AA8          61,125               150 (3)
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon                                   Common        486587108      53,988,829         1,654,830          1,539,830       115,000
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                               Common        501044101       4,447,485           121,020
-----------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                            Common        532716107       1,753,380            68,760
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos.                              Common        548661107       1,616,606            33,900
-----------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                            Common        410522106      29,113,401         1,153,006          1,075,506        77,500
-----------------------------------------------------------------------------------------------------------------------------------
Mac Frugal's Bargains                    Common        554152108       8,558,935           208,120
-----------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                         Common        577778103       2,997,919            56,900
-----------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                  Common        58449U100         664,931            23,642
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co                               Common        589331107         288,320             2,720
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Comm               Common        59522J103         608,381            21,300
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity              Common        62624B101       4,978,862           253,700
-----------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorp                Common        635449101         821,748            23,312
-----------------------------------------------------------------------------------------------------------------------------------
Nationsbank Corp                         Common        638585109         400,389             6,584
-----------------------------------------------------------------------------------------------------------------------------------
Newell Co.                               Common        651192106       1,632,850            38,420
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                         Common        655844108       3,244,590           106,380
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment                   Common        67574M106       2,378,000           116,000
-----------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                       Common        680223104      53,528,134         1,439,412          1,344,612        94,800
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Corp 7.70%                       Pfd           695114678         536,875             5,000
-----------------------------------------------------------------------------------------------------------------------------------
Payless Shoesource, Inc.                 Common        704379106       1,676,447            24,975
-----------------------------------------------------------------------------------------------------------------------------------
Penn  Virginia Corporation               Common        707882106       4,293,725           145,550
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                               Common        717081103         228,534             3,065
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris                            Common        718154107       4,380,879            96,815
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber L.P.                   Prtnrshp      729237107       2,385,212            78,850
-----------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                       Common        740459102         211,700             7,300
-----------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr Cum         Pfd           741570204       5,389,200           199,600
-----------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble                         Common        742718109         423,006             5,300
-----------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                          Common        742925100       5,512,154           193,834
-----------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                     Common        743859100       2,872,721            44,973
-----------------------------------------------------------------------------------------------------------------------------------
RCN Corporation                          Common        749361101       4,649,437           135,750
-----------------------------------------------------------------------------------------------------------------------------------
Riggs Nat'l Corp 10.75 Ser B             Pfd           766570307         208,962             7,300
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                Common        75952U103      33,932,569           823,856            760,356        63,500
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                 Common        767754104       2,015,712            34,310
-----------------------------------------------------------------------------------------------------------------------------------
Royce Value Trust                        Common        780910105         173,339            11,508
-----------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc.                       Common        783549108         643,374            19,645
-----------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co                       Common        812387108       4,191,960            92,640
-----------------------------------------------------------------------------------------------------------------------------------
Sierrawest Bancorp                       Common        826527103         354,375            10,500
-----------------------------------------------------------------------------------------------------------------------------------
Sotheby's Cl A                           Common        835898107      19,256,906         1,027,035            927,035       100,000
-----------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                           Common        841297104      61,497,706         1,042,334            970,334        72,000
-----------------------------------------------------------------------------------------------------------------------------------
Southern Calif Edison 6.45%              Pfd           842400780         521,250             5,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     446,757,474

ITEM 1                                    ITEM 2        ITEM 3          ITEM 4           ITEM 5                ITEM 8
                                                        CUSIP        Fair Market        Shares of       Voting Authority
Name of Issuer                      Title of Class      Number          Value       Principal Amount           Sole          None
--------------                      --------------     ---------     -----------    ----------------    ----------------    -------
Southwest Airlines                       Common        844741108       1,555,857            63,182
-----------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.           Common        860342104      24,840,187           974,125            892,125        82,000
-----------------------------------------------------------------------------------------------------------------------------------
Storage Trust Realty                     Common        861909109         578,875            22,000
-----------------------------------------------------------------------------------------------------------------------------------
Storage U.S.A.                           Common        861907103       4,421,081           110,700
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                     Common        866674104       1,182,344            32,900
-----------------------------------------------------------------------------------------------------------------------------------
TJX Companies                            Common        872540109         818,125            23,800
-----------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Partner        Prtnrshp      872384102         447,844             8,500
-----------------------------------------------------------------------------------------------------------------------------------
Toys R Us                                Common        892335100       5,209,854           165,721            145,721        20,000
-----------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                  Common        894167105          44,300            13,126
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Group, Inc.                    Common        894190107         438,273             8,135
-----------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                           Common        895290104      40,915,381         1,087,452          1,012,452        75,000
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                   Common        899896104       8,210,024           294,530            264,530        30,000
-----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.               Common        909870107      27,619,915         1,781,930          1,645,930       136,000
-----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial 6.75% Pfd.          Preferred     909870206       3,885,462           114,700
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                      Common        907818108       3,677,465            58,722
-----------------------------------------------------------------------------------------------------------------------------------
Unum                                     Common        903192102       5,266,762            96,860
-----------------------------------------------------------------------------------------------------------------------------------
Us Airways Group                         Common        911905107       2,568,750            41,100
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                          Common        931142103      19,994,379           506,989
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                             Common        931422109       3,115,537            99,300
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                Common        947071106      44,643,987         1,020,434            945,434        75,000
-----------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum 9.25%             Pfd           97563A201         503,750            20,000
-----------------------------------------------------------------------------------------------------------------------------------
Woolworth(F.W.)                          Common        980883995         582,725            28,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     200,520,877

                                                                   1,318,980,232
                                                                   =============

(1) converts to 38,834.80 shares
(2) converts to 14,202.27 shares             ITEM 6 - Sole investment discretion
(3) converts to 5,882.36 shares              ITEM 7 - not applicable
(4) converts to 23,148 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


              ITEM 1                             ITEM 2                   ITEM 3               ITEM 4                ITEM 5
                                                                          CUSIP             Fair Market             Shares of
          Name of Issuer                      Title of Class              Number               Value            Principal Amount
          --------------                      --------------             ---------          -----------         ----------------
360 Degrees Communications, Inc.                  Common                 885571109            2,028,149               100,463
--------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                           Common                 013068200            1,805,355                66,865
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                  Common                 001084102            2,105,308                71,975
--------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                       Common                 053807103            2,275,086                34,471
--------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                               Common                 084423102            2,384,857                54,355
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                        Common                 11815H104            2,866,707                61,982
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                         Common                 125902106            1,801,711                79,633
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                   Common                 127097103            2,334,886               120,120
--------------------------------------------------------------------------------------------------------------------------------
Carson Pirie Scott                                Common                 145903100            4,014,540                80,090
--------------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                   Prtnrshp               150185106              199,759                 7,720
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.                            Common                 313400301            2,300,309                54,850
--------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                               Common                 316828508            1,978,860               150,768
--------------------------------------------------------------------------------------------------------------------------------
Figgie Int;'l Hldg B                              Common                 316828607               34,072                 2,810
--------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                               Common                 317867109            3,462,040               161,965
--------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                              Common                 393505102            3,122,480               119,233
--------------------------------------------------------------------------------------------------------------------------------
Kaydon                                            Common                 486587108            2,755,873                84,470
--------------------------------------------------------------------------------------------------------------------------------
Mac Frugals Bargains                              Common                 554152108            1,504,906                36,593
--------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                     Common                 410522106            1,531,563                60,655
--------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                Common                 680223104            2,599,184                69,893
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris                                     Common                 718154107              363,818                 8,040
--------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                         Common                 75952U103            2,315,395                56,215
--------------------------------------------------------------------------------------------------------------------------------
Southdown                                         Common                 841297104            2,909,880                49,320
--------------------------------------------------------------------------------------------------------------------------------
Sothebys Hldgs Class A                            Common                 835898107            1,571,191                83,795
--------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                     Common                 860342104            2,053,389                80,525
--------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                               Common                 895290104            2,330,139                61,930
--------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                            Common                 899896104              669,852                24,030
--------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.                  Common                 909870107            1,344,394                86,735
--------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.-Pfd              Preferred              909870206               24,390                   720
--------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                          Common                 947071106            2,342,935                53,552
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             57,031,028
                                                                                             ==========

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN, KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


              ITEM 1                             ITEM 2                   ITEM 3               ITEM 4                ITEM 5
                                                                          CUSIP             Fair Market             Shares of
          Name of Issuer                      Title of Class              Number               Value            Principal Amount
          --------------                      --------------             ---------          -----------         ----------------
360 Communications Co.                            Common                 885571109              654,681                32,430
--------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                           Common                 013068200              573,750                21,250
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                        Common                 001084102              691,909                23,655
--------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                       Common                 053807103              738,540                11,190
--------------------------------------------------------------------------------------------------------------------------------
Beckman Instruments Corp                          Common                 075816108              255,600                 6,390
--------------------------------------------------------------------------------------------------------------------------------
Bell Industries                                   Common                 078107109               11,138                   810
--------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                               Common                 084423102              527,158                12,015
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                            Common                 11815H104              935,406                20,225
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                         Common                 125902106              565,738                25,005
--------------------------------------------------------------------------------------------------------------------------------
Cable Michigan Inc.                               Common                 12685T103                3,271                   143
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                   Common                 127097103              718,118                36,945
--------------------------------------------------------------------------------------------------------------------------------
Carson Pirie Scott                                Common                 145903100            1,254,128                25,020
--------------------------------------------------------------------------------------------------------------------------------
Costco Company                                    Common                 22160Q102                9,884                   382
--------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                 Common                 294703103               12,390                   840
--------------------------------------------------------------------------------------------------------------------------------
Excel Realty Trust                                Common                 30067R107               64,260                 2,040
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.                            Common                 313400301              623,611                14,870
--------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                               Common                 316828508              603,488                45,980
--------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l  Class B                             Common                 316828607                3,638                   300
--------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                               Common                 317867109            1,038,718                48,595
--------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                              Common                 393505102              918,788                35,085
--------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                              Common                 481138105               18,900                   900
--------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                       Common                 486587108              813,015                24,920
--------------------------------------------------------------------------------------------------------------------------------
Mac Frugals Bargains                              Common                 554152108              502,753                12,225
--------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                     Common                 410522106              510,151                20,204
--------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Comm                        Common                 59522J103                8,854                   310
--------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                Common                 680223104              891,273                23,967
--------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                              Common                 743859100                3,194                    50
--------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                         Common                 707882106               20,650                   700
--------------------------------------------------------------------------------------------------------------------------------
RCN Corporation                                   Common                 749361101               19,694                   575
--------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                         Common                 75952U103              775,149                18,820
--------------------------------------------------------------------------------------------------------------------------------
Southdown                                         Common                 841297104              904,529                15,331
--------------------------------------------------------------------------------------------------------------------------------
Sothebys Hldgs Class A                            Common                 835898107              459,750                24,520
--------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                      Common                 860342104              766,913                30,075
--------------------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                  Common                 861907103               26,758                   670
--------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                               Common                 895290104              722,400                19,200
--------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                            Common                 899896104              268,854                 9,645
--------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                        Common                 909870107              235,135                15,170
--------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.-6.75%                  Preferred              909870206              304,875                 9,000
--------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                         Common                 947071106              637,088                14,562
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             18,094,147


Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A LOCKWOOD FINANCIAL SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, LOCKWOOD FINANACIAL RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


              ITEM 1                             ITEM 2                   ITEM 3               ITEM 4                ITEM 5
                                                                          CUSIP             Fair Market             Shares of
          Name of Issuer                      Title of Class              Number               Value            Principal Amount
          --------------                      --------------             ---------          -----------         ----------------
Alberto Culver Co. Cl A                          Common                   013068200             15,660                   580
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                       Common                   001084102             16,673                   570
--------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                      Common                   053807103             17,820                   270
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp                        Common                   11815H104             20,813                   450
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                        Common                   125902106             16,969                   750
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                  Common                   127097103             18,461                   950
--------------------------------------------------------------------------------------------------------------------------------
Carson Pirie Scott                               Common                   145903100             18,797                   375
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                      Common                   313400301             20,130                   480
--------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                              Common                   316828508             15,094                 1,150
--------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                              Common                   317867109             26,933                 1,260
--------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                             Common                   393505102             16,493                   630
--------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                      Common                   486587108             20,880                   640
--------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                    Common                   410522106             17,423                   690
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Old Republic Int'l                               Common                   680223104             18,963                   510
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Philip Morris                                    Common                   718154107              4,785                   250
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ReliaStar Financial Corp.                        Common                   75952U103             19,356                   470
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Southdown                                        Common                   841297104             27,730                   470
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Sothebys Hldgs Class A                           Common                   835898107             11,438                   610
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Stewart & Stevenson Services                     Common                   860342104             17,085                   670
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Trenwick Group Inc.                              Common                   895290104             18,625                   495
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United Cos Financial Corp.                       Common                   909870107             13,175                   850
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Weatherford Enterra, Inc.                        Common                   947071106             23,538                   538
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                                                                                               396,841


Sole discretion and voting authority are applicable